Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]
Restructuring charges incurred in 2018 primarily relate to actions initiated during 2018 and 2017, and were recorded as follows:

(dollars in millions)
Cost of sales	$147
Selling, general & administrative	162
Non-service pension (benefit)	(2)
Total	$307
We recorded charges in the segments as follows:

(dollars in millions)
Otis	$69
Carrier	80
Pratt & Whitney	(7)
Collins Aerospace Systems	160
Eliminations and other	5
Total	$307

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2018 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$191	$16	$207
Utilization, foreign exchange and other costs	(76)	7	(69)
Balance at December 31, 2018	$115	$23	$138

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2018 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2018	Remaining Costs at December 31, 2018
Otis	$55	$(48)	$7
Carrier	111	(64)	47
Pratt & Whitney	3	(3)	—
Collins Aerospace Systems	111	(87)	24
Eliminations and other	6	(5)	1
Total	$286	$(207)	$79

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the accrual balances and utilization by cost type for the 2017 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2018	$84	$1	$85
Net pre-tax restructuring costs	62	32	94
Utilization, foreign exchange and other costs	(89)	(37)	(126)
Balance at December 31, 2018	$57	$(4)	$53

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2017 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2017	Costs Incurred During 2018	Remaining Costs at December 31, 2018
Otis	$66	$(43)	$(20)	$3
Carrier	77	(76)	—	1
Pratt & Whitney	7	(7)	—	—
Collins Aerospace Systems	204	(43)	(74)	87
Eliminations and other	7	(7)	—	—
Total	$361	$(176)	$(94)	$91